FundVantage Trust

Pacific Capital Tax-Free Securities Fund

Pacific Capital Tax-Free Short Intermediate Securities Fund

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Funds”) in the prospectus for the Funds’ Class Y shares dated September 1, 2016, that was filed with the Securities and Exchange Commission pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended, on September 7, 2016 (SEC Accession No. 0001104659-16-143532).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase